UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® International New Discovery Fund

12/31/07
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 0.9%
Bombardier, Inc., “B”	91,900	$554,966
Cobham PLC	4,044,600	16,714,348
Finmeccanica S.p.A.	480,690	15,236,113
Meggitt PLC	960,566	6,322,299

		$38,827,726

Airlines – 1.0%
Arriva PLC	796,650	$12,486,803
Copa Holdings S.A.	636,400	23,909,548
Tam S.A., ADR (l)	305,400	7,366,248

		$43,762,599

Alcoholic Beverages – 0.4%
Fosters Group NPV	163,399	$937,704
Grupo Modelo S.A. de C.V., “C”	2,305,400	10,878,215
Pernod Ricard S.A.	30,360	6,992,369

		$18,808,288

Apparel Manufacturers – 1.0%
Adidas AG	248,680	$18,515,897
Burberry Group PLC	279,600	3,147,567
Cremer S.A.	479,300	4,401,861
Li & Fung Ltd.	4,631,000	18,505,796

		$44,571,121

Automotive – 1.9%
Bridgestone Corp.	1,324,700	$23,331,171
Continental AG	255,082	33,078,578
Kongsberg Automotive A.S.A	261,000	1,917,662
Sumitomo Rubber Industries NPV (l)	160,100	1,414,308
Suzuki Motor Corp. NPV	481,500	14,481,464
Yamaha Motor Co. Ltd. (l)	385,500	9,334,266

		$83,557,449

Biotechnology – 1.1%
Actelion Ltd. (a)	530,814	$24,189,262
CSL Ltd. (l)	813,457	25,852,544

		$50,041,806

Broadcasting – 2.7%
Antena 3 de Television S.A. (l)	179,180	$2,724,156
Eniro AB	257,412	2,300,443
Fuji Television Network, Inc.	12,539	20,764,580
Gestevision Telecinco S.A. (l)	358,669	9,072,543
Grupo Televisa S.A., ADR	779,280	18,523,486
Mediaset S.p.A.	98,203	987,393
Nippon Television Network Corp.	101,360	13,600,559
Societe Television Francaise 1	189,717	5,053,012
Taylor Nelson Sofres PLC	3,887,340	15,929,323
WPP Group PLC	2,304,160	29,499,481

		$118,454,976

Brokerage & Asset Managers – 3.2%
Aberdeen Asset Management PLC	876,300	$2,921,609
Almancora SCA	31,360	3,575,511
Bolsa de Mercadorias e Futuros (a)	1,080,900	15,181,180
Daiwa Securities Group, Inc. (l)	2,417,000	22,269,537
Deutsche Boerse AG	68,050	13,431,770

1

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
IG Group Holdings PLC	3,748,486	$30,068,476
Julius Baer Holding Ltd.	257,923	20,964,921
Rathbone Brothers PLC	1,388,218	28,914,675
Singapore Exchange Ltd.	189,000	1,727,649
Van Lanschot N.V. (l)	34,657	3,724,265

		$142,779,593

Business Services – 3.8%
Amadeus Fire AG	243,158	$6,114,757
Bunzl PLC	2,205,147	30,915,653
Bureau Veritas S.A.	168,524	9,978,816
Experian Group Ltd.	2,053,986	16,324,067
Intertek Group PLC	993,780	19,483,974
JFE Shoji Holdings, Inc.	2,841,000	18,148,524
Kloeckner & Co. AG	393,280	15,611,214
LPS Brasil - Consultoria de Imoveis S.A.	299,600	5,891,011
Satyam Computer Services Ltd., ADR	1,186,300	31,697,936
TAKKT AG	314,000	5,463,096
USS Co. Ltd	144,840	8,986,178

		$168,615,226

Cable TV – 0.1%
NDS Group PLC, ADR (a)	61,500	$3,643,260

Chemicals – 0.9%
Hoganas AB (l)	165,700	$3,483,873
Makhteshim-Agan Industries (a)	1,449,100	13,249,012
Mitsubishi Chemical Holdings Corp. NPV (l)	604,500	4,642,716
Orica NPV	55,444	1,539,648
Syngenta AG	54,000	13,701,167
Victrex PLC	271,200	3,856,114

		$40,472,530

Computer Software – 0.3%
Cognos, Inc.	17,215	$991,068
Trend Micro, Inc. (a)	290,000	10,383,565

		$11,374,633

Computer Software - Systems – 1.9%
Acer, Inc.	2,930,000	$5,685,833
Cap Gemini S.A.	132,719	8,247,452
CGI Group, Inc., “A”	85,100	999,351
Detica Group PLC	174,500	760,942
Fujitsu Ltd.	3,472,000	23,234,404
HCL Technologies Ltd.	2,384,380	19,941,922
Indra Sistemas S.A.	99,200	2,665,263
Omx AB	26,793	1,084,040
Wincor Nixdorf AG	230,981	21,767,300

		$84,386,507

Conglomerates – 1.2%
DCC PLC	151,000	$4,239,737
First Pacific Co. Ltd.	11,568,000	8,951,311
Smiths Group PLC	177,066	3,549,459
ThyssenKrupp AG	691,720	38,606,222

		$55,346,729

2

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.0%
CRH PLC	656,700	$22,801,050
Geberit AG	207,811	28,331,735
Kaufman & Broad S.A. (l)	60,200	2,389,618
Nexity International	338,990	15,402,294
Nippon Sheet Glass Co. NPV (l)	794,000	3,994,898
SARE Holding S.A. de C.V., “B”	13,861,667	18,263,267
Schindler Holding AG	229,490	14,669,812
Sekisui Chemical Co. Ltd. (l)	273,394	1,842,776
Wienerberger AG (l)	502,246	27,744,069

		$135,439,519

Consumer Goods & Services – 4.7%
Beiersdorf AG (l)	87,000	$6,714,088
Christian Dior S.A.	515,900	67,477,560
Estee Lauder Cos., Inc., “A”	86,800	3,785,348
Hengan International Group Co. Ltd.	1,926,000	8,618,649
Henkel KGaA, IPS	902,950	50,615,109
Kao Corp.	770,000	23,158,931
Kimberly-Clark de Mexico S.A. de C.V., “A”	4,645,690	20,367,432
Natura Cosmeticos S.A. NPV	495,800	4,691,813
Societe BIC S.A.	65,824	4,701,368
Uni-Charm Corp.	334,100	21,036,159

		$211,166,457

Containers – 0.3%
DS Smith PLC	1,043,200	$4,309,620
Mayr-Melnhof Karton AG NPV	43,201	4,670,872
Smurfit Kappa PLC	153,000	2,491,276

		$11,471,768

Electrical Equipment – 2.9%
Halma PLC	1,068,936	$4,649,302
Hitachi Cable	2,409,000	14,162,952
Legrand S.A.	838,173	28,469,603
LS Industrial Systems Co. Ltd.	127,351	7,530,529
Nexans S.A.	154,150	19,091,262
OMRON Corp.	436,100	10,322,243
Prysmian S.p.A.	1,325,252	32,450,254
Saft Groupe S.A. (l)	70,500	3,162,881
Spectris PLC	753,980	10,162,486

		$130,001,512

Electronics – 6.8%
ARM Holdings PLC	5,981,090	$14,662,651
Asahi Glass Co. Ltd. (l)	991,000	13,141,599
ASM Pacific Technology Ltd.	3,226,200	23,527,200
ASML Holding N.V. (l)	964,558	30,181,020
Cenit AG Systemhaus	113,000	1,524,904
Flextronics International Ltd. (a)	1,939,140	23,386,028
Funai Electric Co. Ltd. (l)	289,000	12,479,416
Hirose Electric Co. Ltd. (l)	153,200	17,717,800
Konica Minolta Holdings, Inc.	2,790,000	49,106,619
Melexis N.V. (l)	184,500	2,998,763
Nippon Electric Glass Co. Ltd.	1,664,000	27,026,487
Realtek Semiconductor Corp.	2,285,725	7,854,998
Richtek Technology Corp.	952,000	8,529,226

3

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Ricoh Co. Ltd.	483,000	$8,883,329
SAES Getters S.p.A.	113,180	3,391,594
Sumco Corp.	240,500	6,885,570
Taiyo Yuden Co. (l)	868,000	13,951,461
Vacon Oyj (l)	88,900	3,602,639
Venture Corp. Ltd.	2,119,000	18,555,345
Wolfson Microelectronics PLC	3,718,950	15,324,090

		$302,730,739

Energy - Independent – 2.6%
CONSOL Energy, Inc.	327,980	$23,457,130
Niko Resources Ltd.	144,700	13,085,237
OMV AG	444,372	35,756,596
Santos NPV	116,361	1,442,651
Talisman Energy, Inc.	2,326,950	43,358,438

		$117,100,052

Engineering - Construction – 1.6%
Aker Kvaerner A.S.A	239,100	$6,305,998
Bilfinger Berger AG	201,160	15,263,619
Keller Group PLC	52,532	687,312
Koninklijke BAM Groep N.V.	433,870	10,212,868
Koninklijke Boskalis Westminster N.V.	12,628	767,134
North American Energy Partners, Inc. (a)(h)	1,800,220	24,392,981
Terna S.A.	771,471	13,908,941

		$71,538,853

Entertainment – 0.1%
Round One Corp. NPV (l)	2,224	$4,385,749

Food & Beverages – 1.5%
Associated British Foods PLC	1,852,990	$32,991,453
Goodman Fielder NPV	597,511	991,353
Grupo Continental S.A.	2,245,300	5,315,829
Kerry Group PLC	716,330	22,640,999
Nong Shim Co. Ltd.	9,674	2,002,710
Toyo Suisan Kaisha NPV	239,000	4,342,926

		$68,285,270

Food & Drug Stores – 0.3%
Axfood AB	97,500	$3,909,691
Lawson, Inc. (l)	291,000	10,315,177

		$14,224,868

Furniture & Appliances – 0.0%
Ekornes A.S.A.	104,600	$1,839,701

Gaming & Lodging – 0.6%
Ladbrokes PLC	1,488,280	$9,505,095
OPAP S.A.	137,600	5,493,670
William Hill PLC	1,196,000	12,404,009

		$27,402,774

General Merchandise – 0.0%
Harvey Norman Holdings NPV (l)	173,490	$1,031,651

Insurance – 5.6%
Admiral Group PLC	940,850	$20,527,766
Aflac, Inc.	531,720	33,301,624

4

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Amlin PLC	3,870,140	$1,725,674
Amlin PLC	3,440,124	20,222,623
Aspen Insurance Holdings Ltd.	668,765	19,287,183
Catlin Group Ltd.	4,600,280	34,965,101
CNP Assurances S.A.	274,512	35,593,332
Hiscox Ltd.	4,251,291	24,092,173
Mapfre S.A. (l)	1,178,230	5,154,729
Old Mutual PLC	8,130,100	26,956,006
QBE Insurance Group Ltd.	938,551	27,348,492

		$249,174,703

Internet – 0.2%
Universo Online S.A., IPS	1,021,300	$6,817,233

Leisure & Toys – 0.5%
Sankyo Co. Ltd. (l)	289,000	$13,426,219
Ubisoft Entertainment S.A. (a)	98,383	9,916,201

		$23,342,420

Machinery & Tools – 5.8%
Atlas Copco AB, “A”	604,266	$8,921,003
Bucyrus International, Inc., “A”	231,290	22,987,913
Burckhardt Compression Holding AG	71,527	23,115,018
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	32,739	1,804,746
Demag Cranes AG	133,560	5,660,300
Enodis PLC	435,272	1,375,238
Fenner PLC	435,300	2,098,055
Finning International, Inc.	20	581
GEA Group AG (a)	738,750	25,515,132
Harsco Corp.	481,680	30,861,238
KCI Konecranes PLC	592,992	20,161,402
KUKA AG	25,285	946,308
Mitsubishi Materials Corp. NPV (l)	1,127,000	4,793,266
Mitsui Mining & Smelting Co. Ltd. (l)	5,014,000	20,047,729
Neopost S.A.	229,748	23,591,477
Rotork PLC	136,600	2,614,366
Sandvik AB	259,800	4,415,835
Timken Co.	1,059,810	34,814,759
Wartsila Corp. (l)	349,100	26,399,943

		$260,124,309

Major Banks – 3.4%
Banco Santander Chile, ADR	363,170	$18,518,038
BOC Hong Kong Holdings Ltd.	895,000	2,473,411
Deutsche Postbank AG	432,350	38,223,982
Erste Bank der oesterreichischen Sparkassen AG	268,780	19,103,500
Natixis S.A.	1,636,540	31,956,778
Raiffeisen International Bank Holding AG	148,386	22,356,530
Svenska Handelsbanken AB, “A”	113,900	3,612,767
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	119,140	16,636,710

		$152,881,716

Medical & Health Technology & Services – 0.8%
Diagnosticos da America S.A.	442,300	$9,078,887
OPG Groep NV	759,135	20,974,119
Southern Cross Healthcare Ltd.	392,331	4,100,582

		$34,153,588

5

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.2%
Fresenius AG, IPS	271,900	$22,574,523
Grifols S.A.	47,939	1,069,148
Miraca Holdings, Inc.	765,200	18,306,415
QIAGEN N.V. (l)	304,200	6,533,143
Synthes, Inc.	227,820	28,159,760
William Demant Holdings A/S (l)	44,900	4,117,816
Zimmer Holdings, Inc. (a)	268,400	17,754,660

		$98,515,465

Metals & Mining – 3.0%
Antofagasta PLC	58,161	$822,012
Cameco Corp. NPV	674,470	27,041,672
First Quantum Minerals Ltd.	111,270	9,590,900
First Uranium Corp. NPV	961,200	9,203,445
Gerdau Ameristeel Corp.	43,084	612,654
Grupo Mexico S.A.B. de C.V.	945,900	5,940,096
Inmet Mining Corp.	302,040	24,651,018
Nyrstar	166,285	3,999,274
Salzgitter AG (l)	131,050	19,294,028
SSAB Svenskt Stal AB, “A” (l)	16,825	451,631
Steel Authority of India Ltd.	4,336,334	31,117,731
Vedanta Resources PLC	14,614	588,378

		$133,312,839

Natural Gas - Distribution – 1.3%
Gaz de France (l)	551,520	$32,115,042
Tokyo Gas Co. Ltd. (l)	5,780,000	26,986,061

		$59,101,103

Natural Gas - Pipeline – 0.2%
Enagas S.A. (l)	281,900	$8,186,435

Network & Telecom – 0.1%
Nortel Networks Corp. (a)	158,964	$2,398,767

Oil Services – 2.1%
Acergy S.A. (l)	1,261,610	$27,794,329
Fugro N.V. (l)	385,284	29,532,464
Saipem S.p.A.	725,630	28,850,091
Vallourec S.A. (l)	19,280	5,190,259

		$91,367,143

Other Banks & Diversified Financials – 8.1%
Aeon Credit Service Co. Ltd. (l)	1,821,800	$26,932,504
Alpha Bank A.E.	28,190	1,029,232
Anglo Irish Bank Corp. PLC	1,969,376	31,385,459
Babcock & Brown Ltd.	389,938	9,197,470
Banco Macro S.A., ADR	308,200	7,624,868
Banco Panamericano S.A.	1,200,000	6,000,000
Bancolombia S.A., ADR	168,300	5,725,566
Bank of Philippine Islands	6,734,300	9,934,539
Chiba Bank Ltd. (l)	2,308,000	18,699,194
Close Brothers Group PLC	268,400	5,044,503
Credicorp Ltd.	106,400	8,118,320
Credito Emiliano S.p.A. (l)	636,400	8,797,366
CSU Cardsystem S.A.	1,555,990	5,000,537
Grupo Financiero Banorte S.A. de C.V.	1,592,500	6,577,600

6

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Hachijuni Bank Ltd.	2,758,000	$18,545,706
Hana Financial Group, Inc.	663,971	35,942,569
Housing Development Finance Corp. Ltd.	371,222	26,858,123
Komercni Banka A.S.	144,504	34,731,305
OTP Bank Ltd., GDR	16,101	1,637,030
Ramirent Oyj NPV (l)	48,034	780,899
Redecard S.A. NPV	369,600	5,917,524
Sapporo Hokuyo Holdings, Inc.	1,550	13,922,294
Shizuoka Bank Ltd.	1,541,000	16,925,274
SNS REAAL Groep N.V.	986,250	22,051,470
Unione di Banche Italiane Scpa	1,184,679	32,610,150

		$359,989,502

Personal Computers & Peripherals – 0.9%
Hon Hai Precision Industry Co. Ltd.	6,187,456	$38,220,982

Pharmaceuticals – 2.7%
Biovail Corp.	245,240	$3,319,729
Hisamitsu Pharmaceutical Co., Inc.	1,050,000	31,956,317
Ipsen S.A.	216,922	13,049,294
Merck KGaA	54,849	7,045,859
Novo Nordisk A/S, “B”	385,540	25,166,920
Shire PLC	291,294	6,692,189
STADA Arzneimittel AG (l)	288,890	17,632,547
Tanabe Seiyaku Co. Ltd. (l)	1,829,000	17,231,911

		$122,094,766

Pollution Control – 0.0%
Biffa PLC	147,078	$960,835

Precious Metals & Minerals – 0.4%
Paladin Resources Ltd. NPV (l)	2,701,813	$15,879,156
Teck Cominco Ltd. NPV, “B”	79,801	2,864,734

		$18,743,890

Printing & Publishing – 1.1%
Bloomsbury Publishing PLC	281,300	$845,849
Fimalac S.A. (l)	40,800	2,784,921
Reed Elsevier PLC	823,100	11,074,660
Schibsted A.S.A. (l)	437,400	18,686,853
Trinity Mirror PLC	2,222,380	15,289,300

		$48,681,583

Railroad & Shipping – 0.6%
Compagnie Maritime Belge S.A.	14,303	$1,228,666
Jinhui Shipping & Transportation Ltd.	1,927,500	20,684,118
Nippon Yusen Kabushiki Kaisha	593,000	4,713,637

		$26,626,421

Real Estate – 2.0%
Deutsche Wohnen AG (l)	552,450	$16,990,793
Great Eagle Holdings Ltd.	1,925,000	7,111,342
Henderson Land Development Co.	126,000	1,167,954
Hong Kong Land Holdings Ltd.	2,895,000	14,211,474
Hypo Real Estate Holding AG (l)	500,552	26,040,603
Leopalace21 Corp. (l)	388,600	10,422,251
Unibail-Rodamco	8,016	1,744,871

7

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Yanlord Land Group Ltd.	3,856,000	$8,836,550
		$86,525,838

Special Products & Services – 0.2%
Filtrona PLC	1,913,400	$7,658,702
MFS Ltd. (l)	244,515	937,543

		$8,596,245

Specialty Chemicals – 3.1%
Croda International PLC	631,200	$7,244,029
Linde AG	406,335	53,516,669
Lonza Group AG	73,335	8,820,863
Methanex Corp. NPV	251,930	7,034,998
Rhodia S.A.	369,691	14,107,834
Symrise AG (a)(l)	1,760,725	49,107,078

		$139,831,471

Specialty Stores – 0.9%
Bulgari S.p.A. (l)	915,160	$12,732,954
Galiform PLC	4,340,480	7,753,247
GAME Group PLC	283,724	1,403,081
Inchcape PLC	610,520	4,561,768
NEXT PLC	290,509	9,318,122
Pendragon PLC	3,398,278	2,367,175

		$38,136,347

Telecommunications - Wireless – 1.3%
MTN Group Ltd.	867,280	$16,250,832
NII Holdings, Inc. “B” (a)	199,100	9,620,512
Philippine Long Distance Telephone Co.	385,310	29,500,371

		$55,371,715

Telephone Services – 3.5%
China Netcom Group Corp. Ltd.	11,628,500	$34,676,957
Elisa Oyj, “A”	143,600	4,381,556
Royal KPN N.V.	2,352,040	42,537,616
Telecom Argentina S.A., ADR (a)	730,720	16,258,520
Telekom Austria AG	649,000	17,985,535
Telenor A.S.A.	1,732,740	40,960,283
TELUS Corp.	11,367	552,946

		$157,353,413

Tobacco – 0.4%
Swedish Match AB	806,180	$19,182,582

Trucking – 1.4%
Seino Holdings Co. NPV	1,000,000	$6,781,929
TNT N.V.	1,139,180	47,404,196
Yamato Holdings Co. NPV (l)	579,000	8,349,541

		$62,535,666

Utilities - Electric Power – 2.1%
AES Tiete S.A., IPS	230,608,000	$8,615,411
British Energy Group PLC	2,272,780	24,668,291
CEZ AS	346,580	25,956,195
Drax Group PLC	41,864	500,690
Eletropaulo Metropolitana S.A., IPS	139,810,000	11,326,495
Enersis S.A., ADR	492,900	7,901,187

8

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Equatorial Energia S.A., IEU			356,600	$3,734,737
Hong Kong Electric Holdings			1,545,500	8,857,479

				$91,560,485

Total Common Stocks				$4,395,048,818

	Strike Price	First Exercise
Rights – 0.0%
Business Services – 0.0%
LPS Brasil – Consultoria de Imoveis S.A. (1 share for 1 right)(a)	BRL 27.1	12/7/07	8,061	$0

Collateral for Securities Loaned – 4.4%
Citigroup Funding, Inc., 4.15%, dated 12/31/07, due 1/02/08, total to be received $98,405,475 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)			98,394,132	$98,394,132

Morgan Stanley, 4.35%, dated 12/31/07, due 1/02/08, total to be received $100,012,083 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)			100,000,000	100,000,000

Total Collateral for Securities Loaned				$198,394,132

Money Market Funds – 1.5% (h)(v)
MFS Institutional Money Market Portfolio, 4.84%, at Net Asset Value			65,160,779	$65,160,779

Total Investments (k)				$4,658,603,729

Other Assets, Less Liabilities – (4.6)%				(203,939,247)

Net Assets – 100.0%				$4,454,664,482

(a)	Non-income producing security.

(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

(k)	As of December 31, 2007, the fund had two securities that were fair valued, aggregating $3,362,704 and 0.07% of market value, in accordance with the policies adopted by the Board of Trustees.

(l)	All or a portion of this security is on loan.

(v)	Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR IEU IPS	Global Depository Receipt International Equity Unit International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below: BRL Brazilian Real

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

MFS International New Discovery Fund

Supplemental Information (Unaudited) 12/31/07

(1)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,012,346,946

Gross unrealized appreciation	$846,588,042
Gross unrealized depreciation	(200,331,259)

Net unrealized appreciation (depreciation)	$646,256,783

The aggregate cost above includes prior fiscal year end tax adjustments.

(2)	Transactions in Securities of Affiliated Issuers

An affiliated issuer maybe considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds:	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market
Portfolio	165,785,621	294,371,598	(394,996,440)	65,160,779

Underlying Funds:	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institutional Money Market
Portfolio	$—	$—	$670,417	$65,160,779

Other Affiliated Issuers:	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
North American Energy
Partners, Inc.	1,867,950	—	(67,730)	1,800,220

Other Affiliated Issuers:	Realized Gain (Loss)	Capital Gain Distributions from Affiliated Issuers	Dividend Income	Ending Value
North American Energy
Partners, Inc.	$(274,422)	$—	$—	$24,392,981

10

MFS International New Discovery Fund

Supplemental Information (Unaudited) 12/31/07 - continued

(3)	Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of December 31, 2007, are as follows:

Japan	15.1%
United Kingdom	12.9%
Germany	11.6%
France	7.7%
United States	5.5%
Netherlands	4.7%
Switzerland	3.6%
Canada	3.6%
Italy	3.0%
Other Countries	32.3%

11

MFS® Research Fund

12/31/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 2.9%
Lockheed Martin Corp.	345,210	$36,336,805
United Technologies Corp.	528,730	40,468,994

		$76,805,799

Apparel Manufacturers – 1.2%
Coach, Inc. (a)	372,850	$11,401,753
NIKE, Inc., “B”	317,080	20,369,219

		$31,770,972

Biotechnology – 3.3%
Amgen, Inc. (a)	350,000	$16,254,000
Genzyme Corp. (a)	594,380	44,245,647
Millipore Corp. (a)	353,020	25,834,004

		$86,333,651

Broadcasting – 1.7%
News Corp., “A”	823,840	$16,880,482
Omnicom Group, Inc.	272,230	12,939,092
WPP Group PLC	1,056,810	13,530,027

		$43,349,601

Brokerage & Asset Managers – 3.8%
Affiliated Managers Group, Inc. (a)(l)	190,470	$22,372,606
Goldman Sachs Group, Inc.	107,390	23,094,220
ICAP PLC	1,274,240	18,340,065
Invesco Ltd.	778,910	24,442,196
TD AMERITRADE Holding Corp. (a)	614,210	12,321,053

		$100,570,140

Business Services – 1.0%
Satyam Computer Services Ltd., ADR	938,807	$25,084,923

Cable TV – 1.0%
Comcast Corp., “Special A” (a)	940,085	$17,034,340
Time Warner Cable, Inc. (a)	307,760	8,494,176

		$25,528,516

Chemicals – 2.0%
3M Co.	181,170	$15,276,254
PPG Industries, Inc.	514,510	36,134,037

		$51,410,291

Computer Software – 2.5%
Microsoft Corp.	913,410	$32,517,396
Salesforce.com, Inc. (a)	190,960	11,971,282
VeriSign, Inc. (a)	570,920	21,472,301

		$65,960,979

Computer Software – Systems – 2.9%
EMC Corp. (a)	719,790	$13,337,709
International Business Machines Corp.	573,520	61,997,512

		$75,335,221

Conglomerates – 1.3%
Siemens AG	218,440	$34,292,736

Construction – 0.7%
D.R. Horton, Inc.	1,478,390	$19,470,396

Consumer Goods & Services – 1.4%
Colgate-Palmolive Co.	467,760	$36,466,570

1

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.8%
Danaher Corp.	618,290	$54,248,765
Rockwell Automation, Inc.	286,980	19,790,141

		$74,038,906

Electronics – 4.8%
Flextronics International Ltd. (a)	1,128,480	$13,609,469
Intel Corp.	1,762,110	46,977,853
Marvell Technology Group Ltd. (a)	857,840	11,992,603
National Semiconductor Corp.	795,080	18,000,611
SanDisk Corp. (a)	319,360	10,593,171
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,421,640	24,119,534

		$125,293,241

Energy - Independent – 3.4%
Apache Corp.	369,340	$39,718,824
CONSOL Energy, Inc.	293,910	21,020,443
Ultra Petroleum Corp. (a)	175,620	12,556,830
XTO Energy, Inc.	327,200	16,804,992

		$90,101,089

Energy - Integrated – 5.6%
Exxon Mobil Corp.	849,360	$79,576,538
Hess Corp.	222,730	22,464,548
Marathon Oil Corp.	368,350	22,417,781
TOTAL S.A., ADR	248,510	20,526,926

		$144,985,793

Engineering - Construction – 0.6%
Fluor Corp.	101,790	$14,832,839

Food & Beverages – 4.0%
Dean Foods Co.	351,950	$9,101,427
General Mills, Inc.	367,870	20,968,590
Nestle S.A.	46,281	21,206,585
PepsiCo, Inc.	706,180	53,599,062

		$104,875,664

Food & Drug Stores – 1.2%
CVS Caremark Corp.	817,190	$32,483,303

Gaming & Lodging – 1.5%
International Game Technology	398,920	$17,524,556
Royal Caribbean Cruises Ltd.	517,530	21,963,973

		$39,488,529

General Merchandise – 0.8%
Macy’s, Inc.	808,510	$20,916,154

Health Maintenance Organizations – 1.1%
WellPoint, Inc. (a)	326,830	$28,672,796

Insurance – 5.7%
Chubb Corp.	407,120	$22,220,610
Genworth Financial, Inc., “A”	911,430	23,195,894
Hartford Financial Services Group, Inc.	249,000	21,710,310
MetLife, Inc.	758,470	46,736,921
Prudential Financial, Inc.	381,970	35,538,489

		$149,402,224

2

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.3%
Google, Inc., “A” (a)	67,190	$46,460,541
Yahoo!, Inc. (a)	609,290	14,172,085

		$60,632,626

Machinery & Tools – 1.5%
Bucyrus International, Inc., “A”	31,890	$3,169,547
Eaton Corp.	136,520	13,235,614
GEA Group AG (a)	210,930	7,285,153
Timken Co.	490,348	16,107,932

		$39,798,246

Major Banks – 8.0%
Bank of America Corp.	904,060	$37,301,516
Bank of New York Mellon Corp.	1,513,096	73,778,561
JPMorgan Chase & Co.	1,103,650	48,174,323
State Street Corp.	596,310	48,420,372

		$207,674,772

Medical & Health Technology & Services – 0.6%
DaVita, Inc. (a)	274,040	$15,442,154

Medical Equipment – 3.0%
Boston Scientific Corp. (a)	1,859,310	$21,623,775
C.R. Bard, Inc.	157,422	14,923,606
ResMed, Inc. (a)	440,630	23,146,294
Zimmer Holdings, Inc. (a)	291,850	19,305,878

		$78,999,553

Metals & Mining – 2.0%
BHP Billiton PLC	865,010	$26,620,402
Cameco Corp.	249,740	9,942,149
United States Steel Corp.	119,100	14,400,381

		$50,962,932

Natural Gas - Distribution – 1.4%
Questar Corp.	248,480	$13,442,768
Sempra Energy	364,220	22,537,934

		$35,980,702

Natural Gas - Pipeline – 0.6%
Williams Cos., Inc.	443,290	$15,860,916

Network & Telecom – 2.2%
Cisco Systems, Inc. (a)	944,820	$25,576,277
Nokia Corp., ADR	483,800	18,573,082
Research In Motion Ltd. (a)	111,088	12,597,379

		$56,746,738

Oil Services – 1.9%
Exterran Holdings, Inc. (a)	137,530	$11,249,954
Halliburton Co.	790,830	29,980,365
Noble Corp.	148,610	8,397,951

		$49,628,270

Other Banks & Diversified Financials – 0.8%
American Express Co.	423,950	$22,053,879

Pharmaceuticals – 4.0%
Abbott Laboratories	417,700	$23,453,855
Merck & Co., Inc.	882,190	51,264,061

3

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	166,670	$28,709,134

		$103,427,050

Real Estate – 0.4%
Equity Residential, REIT	299,810	$10,934,071

Specialty Chemicals – 1.2%
Air Products & Chemicals, Inc.	155,550	$15,341,897
Praxair, Inc.	176,270	15,636,912

		$30,978,809

Specialty Stores – 3.1%
CarMax, Inc. (a)(l)	537,930	$10,624,118
Lowe’s Cos., Inc.	767,420	17,359,040
Nordstrom, Inc.	555,360	20,398,373
PetSmart, Inc.	461,400	10,856,742
Staples, Inc.	909,460	20,981,242

		$80,219,515

Telecommunications - Wireless – 0.8%
Rogers Communications, Inc., “B”	224,440	$10,155,910
Rogers Communications, Inc., “B”	222,240	10,130,784

		$20,286,694

Telephone Services – 2.6%
AT&T, Inc.	1,223,600	$50,852,816
Embarq Corp.	145,390	7,201,167
Qwest Communications International, Inc.	1,313,720	9,209,177

		$67,263,160

Tobacco – 2.4%
Altria Group, Inc.	845,320	$63,889,286

Utilities - Electric Power – 3.3%
American Electric Power Co., Inc.	460,890	$21,459,038
FPL Group, Inc.	367,630	24,917,961
NRG Energy, Inc. (a)	402,850	17,459,519
PG&E Corp.	513,720	22,136,190

		$85,972,708

Total Common Stocks		$2,594,222,414

Collateral for Securities Loaned – 1.3%
Citigroup Global Markets, Inc., Repurchase Agreement, 4.15%, dated 12/31/07, due 1/02/08, total to be received $13,236,111 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	13,233,060	$13,233,060
Morgan Stanley Repurchase Agreement, 4.35%, dated 12/31/07, due 1/02/08, total tobe received $20,004,833 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	20,000,000	20,000,000

Total Collateral for Securities Loaned		$33,233,060

Money Market Funds (v) – 0.9%
MFS Institutional Money Market Portfolio, 4.84%, at Net Asset Value	22,716,549	$22,716,549

Total Investments		$2,650,172,023

Other Assets, Less Liabilities – (1.5)%		(38,354,721)

Net Assets – 100.0%		$2,611,817,302

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

4

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Research Fund

Supplemental Information (Unaudited) 12/31/07

(1)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,470,055,958

Gross unrealized appreciation	$311,438,855
Gross unrealized depreciation	(131,322,790)

Net unrealized appreciation (depreciation)	$180,116,065

The aggregate cost above includes prior fiscal year end tax adjustments.

(2)	Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	8,541,771	167,693,361	(153,518,583)	22,716,549

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$227,568	$22,716,549

6

MFS® Total Return Fund

12/31/07
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07

Issuer	Shares/Par	Value ($)
Common Stocks – 58.8%
Aerospace – 2.7%
Lockheed Martin Corp.	1,507,270	$158,655,240
Northrop Grumman Corp.	441,720	34,736,861
Raytheon Co.	86,080	5,225,056
United Technologies Corp.	1,127,570	86,304,208

		$284,921,365

Alcoholic Beverages – 0.6%
Diageo PLC	2,789,902	$59,719,122

Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	918,800	$59,023,712

Automotive – 0.7%
Bayerische Motoren Werke AG	157,350	$9,716,531
Harley-Davidson, Inc.	345,080	16,118,687
Johnson Controls, Inc.	1,197,740	43,166,550

		$69,001,768

Biotechnology – 0.4%
Amgen, Inc. (a)	401,377	$18,639,948
Genzyme Corp. (a)	308,900	22,994,516

		$41,634,464

Broadcasting – 0.7%
Citadel Broadcasting Corp. (l)	23,321	$48,041
E.W. Scripps Co., “A”	435,640	19,608,156
Omnicom Group, Inc.	619,880	29,462,896
Walt Disney Co.	490,770	15,842,056
WPP Group PLC	671,310	8,594,584

		$73,555,733

Brokerage & Asset Managers – 2.8%
Bear Stearns Cos., Inc.	503,420	$44,426,815
E*TRADE Financial Corp. (a)(l)	2,590,980	9,197,979
Franklin Resources, Inc.	356,940	40,844,644
Goldman Sachs Group, Inc.	382,430	82,241,572
ICAP PLC	75,710	1,089,690
KKR Private Equity Investments LP, IEU (z)	474,330	8,613,833
KKR Private Equity Investors Common Units	142,740	2,597,192
Legg Mason, Inc.	218,490	15,982,544
Lehman Brothers Holdings, Inc.	843,780	55,216,963
Merrill Lynch & Co., Inc.	718,660	38,577,669

		$298,788,901

Business Services – 0.4%
Accenture Ltd., “A”	683,430	$24,623,983
Automatic Data Processing, Inc.	136,890	6,095,712
Fidelity National Information Services, Inc.	382,740	15,918,157

		$46,637,852

Cable TV – 0.3%
Time Warner Cable, Inc. (a)	1,020,790	$28,173,804

Chemicals – 1.0%
3M Co.	272,020	$22,936,726
Dow Chemical Co.	176,780	6,968,668
PPG Industries, Inc.	909,380	63,865,757
Syngenta AG	23,610	5,990,455

		$99,761,606

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.5%
Oracle Corp. (a)	2,364,700	$53,394,926
Synopsys, Inc. (a)	42,580	1,104,099

		$54,499,025

Computer Software - Systems – 1.3%
Hewlett-Packard Co.	1,012,340	$51,102,923
International Business Machines Corp.	777,280	84,023,968

		$135,126,891

Construction – 0.8%
D.R. Horton, Inc.	1,589,060	$20,927,920
Masco Corp.	1,442,385	31,169,940
Sherwin-Williams Co.	151,140	8,772,166
Toll Brothers, Inc. (a)	1,193,500	23,941,610

		$84,811,636

Consumer Goods & Services – 1.1%
Clorox Co.	469,420	$30,592,101
Procter & Gamble Co.	1,147,441	84,245,118

		$114,837,219

Containers – 0.0%
Smurfit-Stone Container Corp. (a)	326,250	$3,445,200

Electrical Equipment – 1.5%
General Electric Co.	2,054,280	$76,152,160
Rockwell Automation, Inc.	204,190	14,080,942
W.W. Grainger, Inc.	451,150	39,484,648
WESCO International, Inc. (a)	631,222	25,021,640

		$154,739,390

Electronics – 0.8%
Flextronics International Ltd. (a)	1,468,440	$17,709,386
Intel Corp.	2,305,930	61,476,094
Samsung Electronics Co. Ltd., GDR	31,631	9,179,775

		$88,365,255

Energy - Independent – 2.4%
Anadarko Petroleum Corp.	703,352	$46,203,193
Apache Corp.	758,570	81,576,618
CONSOL Energy, Inc.	89,690	6,414,629
Devon Energy Corp.	775,555	68,954,595
EOG Resources, Inc.	183,920	16,414,860
Sunoco, Inc.	289,230	20,951,821
Ultra Petroleum Corp. (a)	142,870	10,215,205

		$250,730,921

Energy - Integrated – 5.5%
Chevron Corp.	392,955	$36,674,490
ConocoPhillips	330,280	29,163,724
Exxon Mobil Corp.	2,246,198	210,446,291
Hess Corp.	1,239,580	125,024,039
Marathon Oil Corp.	770,000	46,862,200
Royal Dutch Shell PLC, ADR	139,050	11,708,010
TOTAL S.A., ADR	1,494,830	123,472,958

		$583,351,712

Engineering - Construction – 0.0%
North American Energy Partners, Inc. (a)	142,900	$1,936,295

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.1%
General Mills, Inc.	1,069,890	$60,983,730
Hain Celestial Group, Inc. (a)	53,870	1,723,840
Kellogg Co.	730,310	38,290,153
Nestle S.A.	159,749	73,199,169
PepsiCo, Inc.	579,150	43,957,485

		$218,154,377

Food & Drug Stores – 1.2%
CVS Caremark Corp.	1,511,719	$60,090,830
Kroger Co.	605,210	16,165,159
Safeway, Inc.	991,330	33,913,399
Walgreen Co.	521,170	19,846,154

		$130,015,542

Forest & Paper Products – 0.2%
AbitibiBowater, Inc. (l)	300,280	$6,188,771
MeadWestvaco Corp.	625,640	19,582,532

		$25,771,303

Furniture & Appliances – 0.2%
Jarden Corp. (a)	644,765	$15,222,902
Whirlpool Corp.	127,210	10,384,152

		$25,607,054

Gaming & Lodging – 0.6%
Royal Caribbean Cruises Ltd.	1,548,240	$65,707,306

General Merchandise – 1.0%
Macy’s, Inc.	3,127,850	$80,917,480
Wal-Mart Stores, Inc.	416,100	19,777,233

		$100,694,713

Health Maintenance Organizations – 1.1%
UnitedHealth Group, Inc.	675,650	$39,322,830
WellPoint, Inc. (a)	924,530	81,109,017

		$120,431,847

Insurance – 4.5%
Allstate Corp.	2,363,360	$123,438,293
Ambac Financial Group, Inc. (l)	358,290	9,233,133
American International Group, Inc.	209,190	12,195,777
Chubb Corp.	234,960	12,824,117
Conseco, Inc. (a)	1,715,153	21,542,322
Genworth Financial, Inc., “A”	3,738,803	95,152,536
Hartford Financial Services Group, Inc.	667,505	58,199,761
Max Capital Group Ltd.	608,760	17,039,192
Mbia, Inc. (l)	298,990	5,570,184
MetLife, Inc.	1,094,610	67,449,868
Principal Financial Group, Inc.	166,580	11,467,367
Prudential Financial, Inc.	167,750	15,607,460
Travelers Cos., Inc.	465,747	25,057,189

		$474,777,199

Internet – 0.0%
Yahoo!, Inc. (a)	214,570	$4,990,898

Leisure & Toys – 0.1%
Polaris Industries, Inc. (l)	210,134	$10,038,101

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 0.8%
Bucyrus International, Inc., “A”	11,103	$1,103,527
Deere & Co.	267,504	24,909,972
Eaton Corp.	72,400	7,019,180
Kennametal, Inc.	298,490	11,300,831
Polypore International, Inc. (a)	60,190	1,053,325
Timken Co.	1,155,001	37,941,783

		$83,328,618

Major Banks – 4.8%
Bank of America Corp.	2,909,404	$120,042,009
Bank of New York Mellon Corp.	2,475,039	120,682,902
Huntington Bancshares, Inc.	624,160	9,212,602
JPMorgan Chase & Co.	2,178,361	95,085,458
PNC Financial Services Group, Inc.	821,130	53,907,185
State Street Corp.	559,130	45,401,356
SunTrust Banks, Inc.	924,340	57,762,007

		$502,093,519

Medical & Health Technology & Services – 0.2%
DaVita, Inc. (a)	193,780	$10,919,503
Medassets, Inc. (a)(l)	51,470	1,232,192
Omnicare, Inc. (l)	228,250	5,206,383

		$17,358,078

Medical Equipment – 0.5%
Advanced Medical Optics, Inc. (a)	494,690	$12,134,746
Boston Scientific Corp. (a)	1,769,880	20,583,704
Cooper Cos., Inc.	195,830	7,441,540
Pall Corp.	337,140	13,593,485

		$53,753,475

Metals & Mining – 0.3%
Allegheny Technologies, Inc.	131,290	$11,343,456
BHP Billiton PLC	446,050	13,727,044
Century Aluminum Co. (a)	206,224	11,123,723

		$36,194,223

Natural Gas - Distribution – 0.4%
Sempra Energy	614,217	$38,007,748

Natural Gas - Pipeline – 0.5%
Williams Cos., Inc.	1,321,450	$47,281,481

Network & Telecom – 0.2%
Motorola, Inc.	564,960	$9,061,958
Nortel Networks Corp. (a)	499,107	7,531,525

		$16,593,483

Oil Services – 0.2%
Halliburton Co.	285,650	$10,828,992
Noble Corp.	249,460	14,096,985

		$24,925,977

Other Banks & Diversified Financials – 2.9%
American Express Co.	798,730	$41,549,935
Citigroup, Inc.	2,934,803	86,400,600
Fannie Mae	1,552,260	62,059,355
Freddie Mac	459,416	15,652,303
New York Community Bancorp, Inc.	2,229,327	39,191,569

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
UBS AG	576,450	$26,516,700
UBS AG	723,103	33,580,477

		$304,950,939

Pharmaceuticals – 3.5%
Abbott Laboratories	235,510	$13,223,887
Eli Lilly & Co.	308,340	16,462,273
GlaxoSmithKline PLC	432,540	10,976,492
Johnson & Johnson	1,591,190	106,132,373
Merck & Co., Inc.	1,409,940	81,931,613
Merck KGaA	134,410	17,266,201
Pfizer, Inc.	433,690	9,857,774
Warner Chilcott Ltd., “A” (a)	427,496	7,579,504
Wyeth	2,438,808	107,770,926

		$371,201,043

Printing & Publishing – 0.1%
New York Times Co., “A” (l)	609,370	$10,682,256

Railroad & Shipping – 0.5%
Burlington Northern Santa Fe Corp.	368,510	$30,671,087
Norfolk Southern Corp.	353,765	17,843,907

		$48,514,994

Real Estate – 0.0%
BRE Properties, Inc., REIT	21,940	$889,228
Equity Residential, REIT	35,810	1,305,991
Mack-Cali Realty Corp., REIT	44,840	1,524,560

		$3,719,779

Restaurants – 0.0%
Panera Bread Co., “A” (a)(l)	19,890	$712,460

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	387,690	$38,237,865
Praxair, Inc.	124,910	11,080,766

		$49,318,631

Specialty Stores – 0.5%
Advance Auto Parts, Inc.	116,220	$4,415,198
Lowe’s Cos., Inc.	133,710	3,024,520
Staples, Inc.	2,028,060	46,787,344

		$54,227,062

Telecommunications - Wireless – 0.3%
Sprint Nextel Corp.	967,650	$12,705,245
Vodafone Group PLC	6,000,503	22,363,949

		$35,069,194

Telephone Services – 2.7%
AT&T, Inc.	2,505,928	$104,146,368
Embarq Corp.	1,269,167	62,861,842
Qwest Communications International, Inc.	8,062,340	56,517,003
TELUS Corp.	312,730	15,665,810
TELUS Corp.	425,046	20,676,284
Verizon Communications, Inc.	494,322	21,596,928

		$281,464,235

Tobacco – 1.7%
Altria Group, Inc.	2,429,150	$183,595,157

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.2%
United Parcel Service, Inc., “B”	300,360	$21,241,459

Utilities - Electric Power – 2.9%
AES Corp. (a)	100,660	$2,153,117
American Electric Power Co., Inc.	571,230	26,596,469
Constellation Energy Group, Inc.	13,080	1,341,092
Dominion Resources, Inc.	545,758	25,896,217
DPL, Inc.	805,170	23,873,291
Entergy Corp.	140,700	16,816,464
FPL Group, Inc.	975,680	66,131,590
NRG Energy, Inc. (a)	722,860	31,328,752
Pepco Holdings, Inc.	458,440	13,446,045
PG&E Corp.	736,390	31,731,045
PPL Corp.	134,820	7,022,774
Public Service Enterprise Group, Inc.	562,750	55,284,560

		$301,621,416

Total Common Stocks		$6,195,105,438

Bonds – 40.3%
Agency - Other – 0.0%
Financing Corp., 9.65%, 2018	$2,850,000	$4,059,571

Asset Backed & Securitized – 2.8%
Banc of America Commercial Mortgage, Inc., FRN, 5.482%, 2049	$3,216,373	$3,171,162
Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.655%, 2040 (z)	10,340,000	8,272,000
BlackRock Capital Finance LP, 7.75%, 2026 (n)	1,162,188	1,093,621
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	2,400,000	2,255,625
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	1,078,563	1,089,326
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	122,615	121,766
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	2,390,636	2,375,024
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	6,450,000	6,013,986
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	8,321,579	8,186,644
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,822,867	5,655,627
CRIIMI MAE Commercial Mortgage Trust, CDO, 7%, 2033 (n)	345,057	347,511
Falcon Franchise Loan LLC, 7.382%, 2010 (n)	250,947	248,212
GE Commercial Mortgage Corp., FRN, 5.339%, 2044	7,580,000	7,468,273
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	7,534,000	6,143,624
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	5,165,031	5,100,952
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	3,468,895	3,530,198
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	9,444,000	8,887,444
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	6,354,000	6,447,173
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	11,670,000	11,390,569
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	9,800,000	9,335,469
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.21%, 2041	2,279,327	2,316,465
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	13,820,000	13,975,541
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	13,155,000	13,315,682
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.875%, 2045	13,820,000	14,379,192
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	11,782,189	11,451,101
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.532%, 2047	5,145,219	4,229,691
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	5,520,000	4,947,006
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.478%, 2039	6,500,000	6,468,239
Morgan Stanley Capital I, Inc., 5.168%, 2042	4,603,980	4,515,610
Morgan Stanley Capital I, Inc., FRN, 0.523%, 2030 (i)(n)	240,993,184	2,039,525
Multi-Family Capital Access One, Inc., 6.65%, 2024	1,412,368	1,416,860
Residential Asset Mortgage Products, Inc., 4.109%, 2035	2,462,723	2,442,389

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Asset Backed & Securitized – continued
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	$5,243,000	$5,012,251
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,242,000	7,565,378
Spirit Master Funding LLC, 5.05%, 2023 (z)	9,540,775	9,359,649
Structured Asset Securities Corp., FRN, 4.67%, 2035	11,740,594	11,723,656
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	7,432,000	6,980,723
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	11,645,000	11,226,243
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	11,945,166	11,670,148
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	12,150,000	11,940,516
Wachovia Bank Commercial Mortgage Trust, FRN, 5.513%, 2043	3,642,000	3,180,408
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045	12,262,000	12,116,391
Wachovia Bank Commercial Mortgage Trust, FRN, 5.961%, 2045	9,160,000	9,382,701
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	9,830,000	9,869,266
Wachovia Bank Commercial Mortgage Trust, FRN, 5.777%, 2047	6,512,000	5,393,126

		$294,051,963

Automotive – 0.1%
Johnson Controls, Inc., 5.5%, 2016	$9,612,000	$9,471,069

Broadcasting – 0.2%
CBS Corp., 6.625%, 2011	$8,518,000	$8,835,117
Hearst-Argyle Television, Inc., 7.5%, 2027	3,800,000	3,968,336
News America Holdings, 8.5%, 2025	5,903,000	7,034,522
News America, Inc., 6.2%, 2034	2,605,000	2,567,983

		$22,405,958

Brokerage & Asset Managers – 0.5%
Goldman Sachs Group, Inc., 5.625%, 2017	$11,272,000	$11,007,965
Lehman Brothers Holdings, Inc., 6.5%, 2017	11,310,000	11,444,103
Merrill Lynch & Co., Inc., 6.05%, 2016	7,818,000	7,681,740
Merrill Lynch & Co., Inc., 6.11%, 2037	7,900,000	6,977,201
Morgan Stanley, 5.75%, 2016	6,120,000	6,039,014
Morgan Stanley Group, Inc., 6.75%, 2011	8,407,000	8,811,730

		$51,961,753

Building – 0.1%
CRH America, Inc., 6.95%, 2012	$8,021,000	$8,481,502

Business Services – 0.1%
Xerox Corp., 5.5%, 2012	$5,100,000	$5,184,747
Xerox Corp., 6.4%, 2016	2,645,000	2,706,584

		$7,891,331

Cable TV – 0.2%
Cox Communications, Inc., 4.625%, 2013	$9,350,000	$8,945,239
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	8,637,039

		$17,582,278

Conglomerates – 0.1%
General Electric Co., 5.25%, 2017	$5,160,000	$5,148,989
Kennametal, Inc., 7.2%, 2012	8,542,000	9,282,745

		$14,431,734

Consumer Goods & Services – 0.2%
Fortune Brands, Inc., 5.125%, 2011	$9,914,000	$9,893,884
Western Union Co., 5.4%, 2011	13,050,000	13,149,846

		$23,043,730

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$8,973,000	$8,713,007

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.1%
Tyco Electronics Ltd., 6.55%, 2017 (n)	$7,980,000	$8,207,997

Emerging Market Quasi-Sovereign – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	$6,340,000	$6,442,581

Emerging Market Sovereign – 0.1%
State of Israel, 4.625%, 2013	$6,850,000	$6,749,785

Energy - Independent – 0.3%
Nexen, Inc., 5.875%, 2035	$7,100,000	$6,689,691
Ocean Energy, Inc., 7.25%, 2011	8,780,000	9,542,130
XTO Energy, Inc., 5.65%, 2016	12,100,000	12,185,958

		$28,417,779

Financial Institutions – 0.6%
American Express Co., 5.5%, 2016	$13,040,000	$12,963,312
Capital One Financial Corp., 6.15%, 2016	8,680,000	7,702,198
Capmark Financial Group, Inc., 5.875%, 2012 (n)	10,820,000	8,564,722
CIT Group, Inc., 6.1% to 2017, FRN to 2067	1,130,000	820,492
Countrywide Financial Corp., 6.25%, 2016	10,910,000	6,279,447
General Electric Capital Corp., 5.45%, 2013	2,383,000	2,456,084
General Electric Capital Corp., 5.375%, 2016	3,979,000	4,029,776
HSBC Finance Corp., 5.25%, 2011	8,925,000	8,921,983
ORIX Corp., 5.48%, 2011	13,060,000	13,059,582

		$64,797,596

Food & Beverages – 0.4%
Coca Cola Co., 5.35%, 2017	$10,080,000	$10,327,383
Diageo Finance B.V., 5.5%, 2013	14,470,000	14,680,495
Miller Brewing Co., 5.5%, 2013 (n)	16,686,000	16,907,890

		$41,915,768

Food & Drug Stores – 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$6,805,596
CVS Caremark Corp., 5.75%, 2017	4,760,000	4,790,635

		$11,596,231

Forest & Paper Products – 0.0%
MeadWestvaco Corp., 6.8%, 2032	$3,975,000	$3,743,719

Gaming & Lodging – 0.2%
Marriott International, Inc., 6.375%, 2017	$10,090,000	$10,352,108
Wyndham Worldwide Corp., 6%, 2016	6,562,000	6,223,401

		$16,575,509

Insurance – 0.3%
American International Group, Inc., 6.25%, 2037	$9,130,000	$8,166,045
ING Groep N.V., 5.775% to 2015, FRN to 2049	14,773,000	13,657,579
MetLife, Inc., 6.5%, 2032	3,231,000	3,251,252
MetLife, Inc., 6.4%, 2036	7,680,000	7,038,651

		$32,113,527

Insurance - Property & Casualty – 0.4%
Allstate Corp., 5.55%, 2035	$8,842,000	$7,865,525
Chubb Corp., 6.375% to 2017, FRN to 2037	12,830,000	12,514,536
Fund American Cos., Inc., 5.875%, 2013	6,030,000	6,043,013
ZFS Finance USA Trust IV, FRN, 5.875%, 2032 (n)	2,640,000	2,432,707
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	11,610,000	10,718,213

		$39,573,994

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.3%
Hydro-Quebec, 6.3%, 2011	$16,520,000	$17,689,946
Province of Ontario, 5%, 2011	13,130,000	13,568,411

		$31,258,357

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$9,680,000	$9,683,533

Major Banks – 0.8%
Bank of America Corp., 5.3%, 2017	$7,420,000	$7,215,030
Bank of America Corp., 5.49%, 2019	4,135,000	3,951,294
BNP Paribas, 7.195% to 2037, FRN to 2049(n)	8,700,000	8,577,417
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049(n)	7,327,000	7,829,302
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	9,180,000	8,694,690
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)	2,712,000	2,767,205
PNC Funding Corp., 5.625%, 2017	6,510,000	6,335,890
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049(n)	4,060,000	4,047,788
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049(n)	11,444,000	12,471,294
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	8,740,000	8,653,640
Wachovia Corp., 5.25%, 2014	4,613,000	4,510,296
Wells Fargo National Bank, 5.75%, 2016	11,101,000	11,262,908

		$86,316,754

Medical & Health Technology & Services – 0.3%
Baxter International, Inc., 5.9%, 2016	$8,998,000	$9,349,273
Cardinal Health, Inc., 6.3%, 2016 (n)	4,803,000	4,922,739
Covidien Ltd., 6%, 2017 (n)	3,660,000	3,787,126
Covidien Ltd., 6.55%, 2037 (n)	2,270,000	2,357,477
HCA, Inc., 8.75%, 2010	1,950,000	1,967,063
Hospira, Inc., 5.55%, 2012	3,080,000	3,131,972
Hospira, Inc., 6.05%, 2017	10,978,000	11,030,727

		$36,546,377

Metals & Mining – 0.1%
Vale Overseas Ltd., 6.25%, 2017	$9,400,000	$9,429,187

Mortgage Backed – 15.3%
Fannie Mae, 6.33%, 2011	$1,528,828	$1,597,850
Fannie Mae, 4.01%, 2013	1,022,303	992,755
Fannie Mae, 4.019%, 2013	3,672,808	3,576,101
Fannie Mae, 4.667%, 2013	688,807	693,382
Fannie Mae, 4.518%, 2014	6,912,149	6,864,033
Fannie Mae, 4.63%, 2014	2,542,537	2,532,223
Fannie Mae, 4.76%, 2014	203,253	203,900
Fannie Mae, 4.839%, 2014	5,023,799	5,057,085
Fannie Mae, 4.88%, 2014 - 2020	1,715,327	1,724,083
Fannie Mae, 4.56%, 2015	375,362	372,582
Fannie Mae, 4.7%, 2015	676,972	671,439
Fannie Mae, 4.78%, 2015	2,428,706	2,420,293
Fannie Mae, 4.925%, 2015	15,887,793	16,008,673
Fannie Mae, 5.19%, 2015	1,407,837	1,434,402
Fannie Mae, 5.09%, 2016	2,000,000	2,019,447
Fannie Mae, 5.05%, 2017	2,501,000	2,518,378
Fannie Mae, 5.5%, 2017 - 2037	474,037,112	474,938,919
Fannie Mae, 6%, 2017 - 2037	256,787,874	261,292,529
Fannie Mae, 4.5%, 2018 - 2035	73,685,671	71,845,305
Fannie Mae, 5%, 2018 - 2035	153,522,730	151,229,263
Fannie Mae, 7.5%, 2030 - 2032	1,537,061	1,641,351

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage Backed – continued
Fannie Mae, 6.5%, 2031 - 2037	$72,869,553	$75,171,727
Freddie Mac, 6%, 2016 - 2037	121,575,839	123,703,461
Freddie Mac, 5%, 2017 - 2035	143,966,688	141,590,603
Freddie Mac, 4.5%, 2019 - 2035	26,652,533	25,879,310
Freddie Mac, 5.5%, 2019 - 2036	119,315,989	119,503,038
Freddie Mac, 6.5%, 2034 - 2037	29,365,322	30,227,599
Ginnie Mae, 5.5%, 2032 - 2035	40,770,231	41,075,770
Ginnie Mae, 6%, 2032 - 2035	26,309,589	26,919,417
Ginnie Mae, 4.5%, 2033 - 2034	8,668,763	8,252,237
Ginnie Mae, 5%, 2033 - 2034	9,121,209	8,973,823
Ginnie Mae, 6.5%, 2035 - 2036	4,435,460	4,584,199

		$1,615,515,177

Municipals – 0.1%
Massachusetts Bay Transportation Authority, 5.25%, 2017	$7,950,000	$8,894,937

Natural Gas - Pipeline – 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013	$6,965,000	$7,647,479
Kinder Morgan Energy Partners LP, 6.75%, 2011	8,013,000	8,406,070
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,661,000	1,618,394
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	2,814,800
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,136,885

		$26,623,628

Network & Telecom – 0.7%
AT&T, Inc., 6.5%, 2037	$9,194,000	$9,613,964
BellSouth Corp., 6.55%, 2034	8,131,000	8,409,926
Deutsche Telekom International Finance B.V., 5.75%, 2016	11,261,000	11,271,552
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,137,149
Telefonica Emisiones S.A.U., 7.045%, 2036	5,830,000	6,516,692
Telefonica Europe B.V., 7.75%, 2010	4,400,000	4,709,553
TELUS Corp., 8%, 2011	11,527,000	12,489,147
Verizon New York, Inc., 6.875%, 2012	19,974,000	21,192,554

		$78,340,537

Oil Services – 0.0%
Weatherford International, Inc., 6.35%, 2017 (n)	$2,900,000	$2,997,602

Oils – 0.1%
Valero Energy Corp., 6.875%, 2012	$12,750,000	$13,604,926

Other Banks & Diversified Financials – 0.7%
Commonwealth Bank, 5%, 2012 (n)	$15,040,000	$15,349,012
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049(n)	12,050,000	11,274,342
Nordea Bank AB, 5.424% to 2015, FRN to 2049(n)	5,684,000	5,138,950
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	12,360,000	11,900,937
UFJ Finance Aruba AEC, 6.75%, 2013	9,069,000	9,852,290
Woori Bank, 6.125% to 2011, FRN to 2016(n)	15,472,000	15,551,634

		$69,067,165

Pharmaceuticals – 0.1%
Allergan, Inc., 5.75%, 2016	$9,860,000	$10,099,361

Pollution Control – 0.1%
Waste Management, Inc., 7.375%, 2010	$7,332,000	$7,744,777

Railroad & Shipping – 0.1%
CSX Corp., 6.75%, 2011	$3,864,000	$4,054,708

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – continued
CSX Corp., 7.9%, 2017	$6,220,000	$6,968,894

		$11,023,602

Real Estate – 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$1,858,330
ERP Operating LP, REIT, 5.75%, 2017	11,570,000	11,017,590
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	10,720,957
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,767,297
Kimco Realty Corp., REIT, 5.783%, 2016	4,490,000	4,334,888
ProLogis, REIT, 5.75%, 2016	11,170,000	10,484,609
Simon Property Group LP, REIT, 5.1%, 2015	11,785,000	11,080,127
Vornado Realty Trust, REIT, 4.75%, 2010	5,141,000	5,129,520

		$56,393,318

Retailers – 0.3%
Federated Retail Holdings, Inc., 5.35%, 2012	$2,980,000	$2,903,402
Home Depot, Inc., 5.875%, 2036	7,520,000	6,346,136
Limited Brands, Inc., 5.25%, 2014	8,431,000	7,567,438
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	10,951,962

		$27,768,938

Supermarkets – 0.0%
Kroger Co., 6.4%, 2017	$2,010,000	$2,102,285

Supranational – 0.6%
European Investment Bank, 5.125%, 2017	$61,653,000	$64,319,307

Telecommunications - Wireless – 0.3%
Cingular Wireless LLC, 6.5%, 2011	$3,924,000	$4,131,058
Nextel Communications, Inc., 5.95%, 2014	11,430,000	10,743,846
Vodafone Group PLC, 5.625%, 2017	11,895,000	11,844,494

		$26,719,398

U.S. Government Agencies – 1.3%
Aid-Egypt, 4.45%, 2015	$9,559,000	$9,509,198
Fannie Mae, 6.625%, 2009	28,113,000	29,505,859
Federal Home Loan Bank, 3.9%, 2008	7,020,000	7,012,475
Freddie Mac, 5.5%, 2017 (l)	44,400,000	47,640,001
Small Business Administration, 8.8%, 2011	20,546	20,860
Small Business Administration, 4.35%, 2023	1,862,976	1,818,960
Small Business Administration, 4.77%, 2024	4,597,596	4,575,100
Small Business Administration, 4.99%, 2024	6,908,107	6,944,987
Small Business Administration, 5.18%, 2024	7,389,043	7,489,964
Small Business Administration, 5.52%, 2024	4,616,611	4,744,461
Small Business Administration, 4.95%, 2025	5,766,166	5,673,142
Small Business Administration, 5.09%, 2025	7,585,580	7,642,653
Small Business Administration, 5.39%, 2025	5,716,461	5,833,328

		$138,410,988

U.S. Treasury Obligations – 10.0%
U.S. Treasury Bonds, 6%, 2026 (l)	$11,927,000	$14,114,865
U.S. Treasury Bonds, 6.75%, 2026 (l)	54,455,000	69,702,400
U.S. Treasury Bonds, 5.375%, 2031 (l)	77,449,000	87,257,219
U.S. Treasury Bonds, 4.5%, 2036 (l)	59,795,000	60,098,639
U.S. Treasury Notes, 5.625%, 2008 (l)	262,275,990	264,386,527
U.S. Treasury Notes, 4.75%, 2008 (l)	154,763,000	156,504,084
U.S. Treasury Notes, 4%, 2009 (l)	26,274,000	26,616,797
U.S. Treasury Notes, 4.875%, 2009 (l)	50,443,000	51,838,052

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 6.5%, 2010 (l)	$96,429,000	$103,111,240
U.S. Treasury Notes, 5.125%, 2011 (l)	100,749,000	107,037,954
U.S. Treasury Notes, 3.875%, 2013 (l)	59,491,000	60,680,820
U.S. Treasury Notes, 4.75%, 2014 (l)	9,141,000	9,720,165
U.S. Treasury Notes, 4.25%, 2015 (l)	856,000	878,604
U.S. Treasury Notes, 4.875%, 2016 (l)	38,310,000	40,794,174

		$1,052,741,540

Utilities - Electric Power – 1.3%
Bruce Mansfield Unit, 6.85%, 2034	$13,870,000	$13,946,146
Dominion Resources, Inc., 5.15%, 2015	8,768,000	8,484,197
EDP Finance B.V., 6%, 2018 (n)	11,280,000	11,001,790
Enel Finance International S.A., 6.25%, 2017 (n)	10,970,000	11,100,697
Exelon Generation Co. LLC, 6.95%, 2011	15,019,000	15,670,359
Exelon Generation Co. LLC, 6.2%, 2017	5,040,000	5,008,898
FirstEnergy Corp., 6.45%, 2011	13,306,000	13,739,989
MidAmerican Energy Holdings Co., 3.5%, 2008	5,589,000	5,552,280
MidAmerican Energy Holdings Co., 5.875%, 2012	2,667,000	2,764,311
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	13,764,737
Oncor Electric Delivery Co., 7%, 2022	8,725,000	9,038,603
Pacific Gas & Electric Co., 4.8%, 2014	2,350,000	2,284,698
PSEG Power LLC, 6.95%, 2012	3,855,000	4,109,842
PSEG Power LLC, 5.5%, 2015	5,036,000	4,930,350
System Energy Resources, Inc., 5.129%, 2014 (n)	4,398,899	4,505,177
Waterford 3 Funding Corp., 8.09%, 2017	6,881,461	6,884,144

		$132,786,218

Total Bonds		$4,240,616,294

Money Market Funds (v) – 0.8%
MFS Institutional Money Market Portfolio, 4.84%, at Net Asset Value	80,204,707	$80,204,707

Collateral for Securities Loaned – 8.1%
Citigroup Global Markets, Inc. Repurchase Agreement, 4.15%, dated 12/31/07, due 1/02/08, total to be received $680,458,667 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually tradedaccount)	$680,301,820	$680,301,820

Morgan Stanley Repurchase Agreement, 4.35%, dated 12/31/07, due 1/02/08, total to be received $175,044,165 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	$175,001,873	175,001,873

Total Collateral for Securities Loaned		$855,303,693

Total Investments(k)		$11,371,230,132

Other Assets, Less Liabilities – (8.0)%		(842,498,146)

Net Assets – 100.0%		$10,528,731,987

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of December 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,537,101,661 and 13.52% of market value. An independent pricing service provided an evaluated bid for 13.42% of the market value.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $207,943,012 representing 1.98% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/07 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.655%, 2040	3/01/06	$10,340,000	$8,272,000
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	2,310,469	2,255,625
KKR Private Equity Investments LP, IEU	5/03/06 - 6/28/06	11,652,739	8,613,833
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	9,417,788	9,359,649

Total Restricted Securities			$28,501,107

% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Total Return Fund

Supplemental Information (Unaudited) 12/31/07

(1)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$10,521,906,716

Gross unrealized appreciation	$1,178,185,606
Gross unrealized depreciation	(328,862,190)

Net unrealized appreciation (depreciation)	$849,323,416

The aggregate cost above includes prior fiscal year end tax adjustments.

(2)	Securities Lending Collateral

At December 31, 2007, the value of securities loaned was $858,551,912. These loans were collateralized by cash of $855,303,693 and U.S. Treasury obligations of $16,557,307.

(3)	Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Fund	Beginning Shares Amount	Acquisitions Shares Amount	Dispositions Shares Amount	Ending Shares Amount
MFS Institutional Money Market Portfolio	147,711,471	711,224,351	(778,731,115)	80,204,707

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,283,595	$80,204,707

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 19, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 19, 2008

*	Print name and title of each signing officer under his or her signature.